UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23352

FlowStone Opportunity Fund

(Exact name of registrant as specified in charter)

55 Nod Road, Ste 120

Avon, CT 06001

(Address of principal executive offices) (Zip code)

Scott Conners

FlowStone Partners, LLC

55 Nod Road, Ste 120

Avon, CT 06001

(Name and address of agent for service)

registrant's telephone number, including area code: (312) 429-2419

Date of fiscal year end: March 31

Date of reporting period: December 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

FlowStone Opportunity Fund
Schedule of Investments
December 31, 2019 (Unaudited)

Investment Funds (52.49%)*	Redemptions Permitted	Redemption Notice Period	Investment Strategy	Cost	Fair Value	Original Acquisition Date
Primary Investments
AIC Credit Opportunities Partners Fund II L.P.(a)(b)	NA	NA	Private Equity Fund	$5,249,999	$5,359,332	11/18/2019
Liquid Stock I, L.P.(a)(b)	NA	NA	Private Equity Fund	771,138	807,670	8/30/2019
Total Primary Investments (Cost $6,021,137) (16.86%)*					6,167,002

Secondary Investments
Ampersand 2006 L.P.(a)(b)	NA	NA	Private Equity Fund	1,494,514	2,179,013	12/31/2019
Canaan VII, L.P.(a)(b)	NA	NA	Private Equity Fund	417,000	772,456	12/31/2019
Catterton Partners VI, L.P.(a)(b)	NA	NA	Private Equity Fund	922,168	1,265,390	12/31/2019
Cortec Group Fund IV, L.P.(a)(b)	NA	NA	Private Equity Fund	26,946	30,802	12/31/2019
Dace Ventures I, L.P.(a)(b)	NA	NA	Private Equity Fund	271,212	372,500	12/31/2019
Emerald Partners V, L.P.(a)(b)	NA	NA	Private Equity Fund	5,949	27,584	12/31/2019
EnerTech Capital Partners III, L.P.(a)(b)	NA	NA	Private Equity Fund	280,089	413,779	12/31/2019
Grid D F Fund (a)(b)	NA	NA	Private Equity Fund	1,977,051	2,545,305	12/31/2019
Institutional Venture Partners XII, L.P.(a)(b)	NA	NA	Private Equity Fund	556,620	618,160	12/31/2019
JK&B Capital V, L.P.(a)(b)	NA	NA	Private Equity Fund	146,191	198,905	12/31/2019
Parthenon Investors III, L.P.(a)(b)	NA	NA	Private Equity Fund	1,024,992	1,573,910	12/31/2019
Point 406 Ventures I, L.P.(a)(b)	NA	NA	Private Equity Fund	1,791,010	1,917,894	12/31/2019
Rembrandt Venture Partners Fund Two, L.P.(a)(b)	NA	NA	Private Equity Fund	878,616	1,052,486	12/31/2019
Tudor Ventures III L.P.(a)(b)	NA	NA	Private Equity Fund	82,575	66,525	12/31/2019
Total Secondary Investments (Cost $9,874,933) (35.63%)*					13,034,709
Total Investment Funds (Cost $15,896,070) (52.49%)*					$19,201,711

Short-Term Investment (75.73%)*
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 1.50% (c)					$27,708,247
Total Money Market Fund (Cost $27,708,247) (75.73%)*					$27,708,247

Total Investments (Cost $43,604,317) (128.22%)*					$46,909,958
Liabilities less other assets (-28.22%)*					(10,323,039)
Shareholders' Capital - 100.00%*					$36,586,919

*	As a percentage of total shareholders' capital.
(a)	Non-income producing.
(b)	Investment Funds are issued in private placement transactions and as such are restricted as to resale.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.

FlowStone Opportunity Fund (formerly, Cresset Private Markets Opportunity fund) (the “Fund”) was organized as a Delaware statutory trust on May 23, 2018 and commenced operations on August 30, 2019. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. FlowStone Partners, LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, serves as the Fund’s investment adviser (the “Adviser”).

Valuation of Investment - Pursuant to Fund’s valuation policies, the Board has delegated to the Adviser, the general responsibility for valuation of the investments subject to oversight by the Board. The Board has approved procedures pursuant to which the Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material. In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Fund’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by the Fund’s Valuation Committee, subject to Board approval. Investments in open-end investment companies are valued at their reported net asset value (“NAV”) per share.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

●	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

●	Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

●	Level 3 - Inputs that are unobservable

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Valuation Committee. The Valuation Committee considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. Private equity funds are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

As the Fund uses the NAV of each Investment Fund as a practical expedient to determine the fair value of its investment, the investments in the Investment Funds have not been classified in the GAAP fair value hierarchy.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of December 31, 2019:

	Practical
Investments	Expedient	Level 1	Level 2	Level 3	Total
Investment Funds	$19,201,711	$-	$-	$-	$19,201,711
Short-Term Investments	-	27,708,247	-	-	27,708,247
Total	$19,201,711	$27,708,247	$-	$-	$46,909,958

During the period ended December 31, 2019, the Fund did not have any transfers between any of the levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted September 30 as its tax year end.

At December 31, 2019, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the period end were as follows:

Cost of investments	$43,604,317
Gross unrealized appreciation	3,321,690
Gross unrealized depreciation	(16,050)
Net unrealized appreciation	$3,305,640

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FlowStone Opportunity Fund

By (Signature and Title)*	/s/ Scott Conners
Scott Conners, President & Principal Executive Officer
(Principal Executive Officer)

Date	February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Conners
Scott Conners, President & Principal Executive Officer
(Principal Executive Officer)

Date	February 28, 2020

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer & Principal Financial Officer
(Principal Financial Officer)

Date	February 28, 2020

*	Print the name and title of each signing officer under his or her signature.